Related Party Debt (Detail) (USD $)	Dec. 31, 2010
Related party debt	$ 3,336,661
Subordinated Notes
Related party debt	3,085,895
Promissory Note
Related party debt	247,018
Accrued Interest
Related party debt	3,748
GDBA Investments LLP
Related party debt	753,465
GDBA Investments LLP | Subordinated Notes
Related party debt	505,854
GDBA Investments LLP | Promissory Note
Related party debt	247,018
GDBA Investments LLP | Accrued Interest
Related party debt	593
BOCO Investments, LLC
Related party debt	2,583,196
BOCO Investments, LLC | Subordinated Notes
Related party debt	2,580,041
BOCO Investments, LLC | Accrued Interest
Related party debt	$ 3,155